      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 11, 2012.
                                                            FILE NOS. 333-178842
                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER


                             THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 4                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT


                                 COMPANY ACT OF 1940

                                   Amendment No. 4                               [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                  ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                               (Name of Depositor)

                           ONE WORLD FINANCIAL CENTER
                               200 LIBERTY STREET
                            NEW YORK, NEW YORK 10281
              (Address of Depositor's Principal Offices) (Zip Code)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                             MALLARY L. REZNIK, ESQ.
                     C/O SUNAMERICA RETIREMENT MARKETS, INC.
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on October 15, 2012 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in FS Variable Separate Account of The United States Life Insurance Company in the City of New York under variable annuity contracts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT

                              PART A -- PROSPECTUS

Incorporated by reference to the Prospectus as filed under Form N-4, Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, File Nos. 333-178842 and 811-08810, filed on July 13, 2012, Accession No. 0000950123-12-010018.

A supplement dated October 15, 2012 to the Prospectus is included in Part A of this Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, File Nos. 333-178842 and 811-08810.

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, File Nos. 333-178842 and 811-08810, filed on July 13, 2012, Accession No. 0000950123-12-
010018.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

       SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED JULY 16, 2012

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
                      Polaris Platinum III Variable Annuity
                   Polaris Preferred Solution Variable Annuity
                      Polaris Advantage II Variable Annuity
                       Polaris Choice IV Variable Annuity
                       Polaris Advantage Variable Annuity

--------------------------------------------------------------------------------

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                          FS VARIABLE SEPARATE ACCOUNT
                      Polaris Platinum III Variable Annuity
                   Polaris Preferred Solution Variable Annuity
                      Polaris Advantage II Variable Annuity
                       Polaris Choice IV Variable Annuity
                       Polaris Advantage Variable Annuity

--------------------------------------------------------------------------------

The date of the prospectuses is hereby changed to October 15, 2012. All references in the prospectus to the date of the Statement of Additional Information are hereby changed to October 15, 2012.

THE FOLLOWING VARIABLE PORTFOLIO IS AVAILABLE AS AN INVESTMENT OPTION:

VARIABLE PORTFOLIO:                MANAGED BY:                         TRUST:                    ASSET CLASS:
-------------------                -----------                         ------                    ------------
Protected Asset Allocation SAST    Capital Research and Management     SunAmerica Series Trust   BALANCED
Portfolio                          Company*

     * Capital Research and Management Company manages the corresponding Master Fund in which the Underlying Fund invests. The investment adviser of the Feeder Funds is SAAMCo.

THE FOLLOWING DISCLOSURE REGARDING THE PROTECTED ASSET ALLOCATION SAST PORTFOLIO IS ADDED TO THE INVESTMENT OPTIONS, SUNAMERICA SERIES TRUST SECTION OF THE
PROSPECTUS:

     The Protected Asset Allocation SAST Portfolio has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Protected Asset Allocation SAST Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits. Please see the prospectuses and Statements of Additional Information of the SunAmerica Series Trust Feeder Fund and the American Funds Insurance Series Master Fund for details.

IF YOU ELECTED THE SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER LIVING BENEFITS ON OR AFTER JANUARY 23, 2012, THE FOLLOWING IS ADDED TO THE OPTIONAL LIVING BENEFITS SECTION OF THE PROSPECTUS UNDER "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?":

     - If you elected SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, the remaining 80% of every Purchase Payment and Continuation Contribution, if any, can be invested in the following allocation:

       - Combination of: 35% SunAmerica Dynamic Allocation Portfolio, 35% SunAmerica Dynamic Strategy Portfolio, 10% Protected Asset Allocation SAST Portfolio

     - If you elected SunAmerica Income Plus Income Option with Custom Allocation -- Build-Your-Own Option, the Protected Asset Allocation SAST Portfolio is an additional portfolio option under Group C -- Limited Equity.

IF YOU ELECTED THE SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER LIVING BENEFITS PRIOR TO JANUARY 23, 2012, THE PROTECTED ASSET ALLOCATION SAST PORTFOLIO IS AN ADDITIONAL PORTFOLIO OPTION UNDER BUILD-YOUR-OWN OPTION 4 GROUP C -- LIMITED EQUITY.

IF YOU ELECTED THE SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER LIVING BENEFITS, THE FOLLOWING IS ADDED TO THE OPTIONAL LIVING BENEFITS SECTION OF THE PROSPECTUS UNDER "WHAT IS THE FEE FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?":

     The Protected Asset Allocation SAST Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the Protected Asset Allocation SAST Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the Protected Asset Allocation SAST Portfolio may increase its exposure to equity markets.

THE FOLLOWING PARAGRAPH REPLACES THE 5TH PARAGRAPH UNDER THE SUBHEADING "OWNERSHIP STRUCTURE OF THE COMPANY" IN OTHER INFORMATION OF THE PROSPECTUS:

     As of the date of this prospectus, the Department of the Treasury owned less than 25% of the outstanding shares of common stock of AIG, the ultimate parent of SunAmerica Annuity and US Life. AIG has stated that it understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest in AIG over time, and that AIG has granted certain registration rights to the Department of Treasury to facilitate such sales.

--------------------------------------------------------------------------------

IF YOU ELECTED THE SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER LIVING BENEFIT ON OR AFTER NOVEMBER 12, 2012, THE FOLLOWING TERMS APPLICABLE TO THE SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER LIVING BENEFIT WILL BE MODIFIED IN THE PROSPECTUS AS FOLLOWS:

     1. Under LIVING BENEFIT DEFINED TERMS, the definition of Eligible Purchase Payments and Ineligible Purchase Payments have been changed as follows:

        ELIGIBLE PURCHASE PAYMENTS
        Purchase Payments, or portions thereof, received during the period described in the table below.

                FIRST CONTRACT YEAR
        ----------------------------------
        100% of Purchase Payments received

        EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, the total maximum Eligible Purchase Payment is $100,000. Eligible Purchase Payments will not include additional Purchase Payments made in contract year 2 and after.

        INELIGIBLE PURCHASE PAYMENTS
        Purchase Payments received after the first Contract Year, as discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

     2. All references to "Eligible Purchase Payments" and "Ineligible Purchase Payments" in the prospectus are changed to be consistent with the definitions described above.

     3. The Optional Living Benefit Examples in the APPENDIX are deleted in their entirety.

Date: October 15, 2012

                Please keep this Supplement with your Prospectus

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements of FS Variable Separate Account and financial statements of The United States Life Insurance Company in the City of New York are incorporated by reference to Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, File Nos. 333-178841 and 811-08810, filed on April 30, 2012, Accession
No. 0000950123-12-007282:


FS Variable Separate Account Financial Statements:
     -   Report of Independent Registered Public Accounting Firm
     -   Statements of Assets and Liabilities, December 31, 2011
     -   Schedules of Portfolio Investments, December 31, 2011
     -   Statements of Operations, for the year ended December 31, 2011
     -   Statements of Changes in Net Assets, for the year ended December 31,
         2011
     - Statements of Changes in Net Assets, for the year ended December 31, 2010, except as indicated
     -   Notes to Financial Statements

The United States Life Assurance Company in the City of New York Financial
Statements:
     -   Report of Independent Registered Public Accounting Firm
     -   Balance Sheets -- December 31, 2011 and 2010
     -   Statements of Income -- Years Ended December 31, 2011, 2010 and 2009
     - Statements of Comprehensive Income -- Years Ended December 31, 2011, 2010 and 2009
     - Statements of Shareholder's Equity -- Years Ended December 31, 2011, 2010 and 2009
     -   Statements of Cash Flows -- Years Ended December 31, 2011, 2010 and
         2009
     -   Notes to Financial Statements

(b) Exhibits


(1)    Resolutions Establishing Separate Account......................  1
(2)    Custody Agreements.............................................  Not Applicable
(3)    (a)     Form of Distribution Agreement.........................  10
       (b)     Form of Selling Agreement..............................  10
(4)    (a)     Individual Fixed and Variable Annuity Contract.........  8
       (b)     Form of Nursing Home Rider.............................  2
       (c)     Form of Maximum Anniversary Value Optional Death
               Benefit Endorsement....................................  8
       (d)     Form of Optional Guaranteed Living Benefit
               Endorsement............................................  5
       (e)     Form of Extended Legacy Program Guide..................  8
       (f)     Form of Optional Guaranteed Living Benefit
               Endorsement............................................  7
       (g)     Merger Endorsement.....................................  10
       (h)     Optional Guaranteed Living Benefit Endorsement.........  12
(5)    Form of Annuity Application....................................  8
(6)    Corporate Documents
       (a)     Copy of the Bylaws of The United States Life Insurance
               Company in the City of New York, Amended and Restated
               December 14, 2010......................................  9
(7)    Reinsurance Contract...........................................  Not Applicable
(8)    Material Contracts
       (a)     Anchor Series Trust Fund Participation Agreement.......  14
       (b)     SunAmerica Series Trust Fund Participation Agreement...  14
       (c)     Lord Abbett Series Fund, Inc. Fund Participation
               Agreement..............................................  14
       (d)     American Funds Insurance Series and SunAmerica Series
               Trust Master-Feeder Fund Participation Agreement.......  3
       (e)     Franklin Templeton Variable Insurance Products Trust
               Fund Participation Agreement...........................  4
       (e)(1)  Amendment to Franklin Templeton Variable Insurance
               Products Trust Fund Participation Agreement............  10
       (f)     Seasons Series Trust Fund Participation Agreement......  14
       (g)     AIM Variable Insurance Funds (Invesco Variable
               Insurance Funds) Fund Participation Agreement..........  6
       (h)     Form of Letter of Consent to the Assignment of the Fund
               Participation Agreement................................  10

(9)    Opinion of Counsel and Consent of Depositor....................  11
(10)   Consents.......................................................  Filed Herewith
(11)   Financial Statements Omitted from Item 23......................  Not Applicable
(12)   Initial Capitalization Agreement...............................  Not Applicable
(13)   Other
       (a)     Power of Attorney -- The United States Life Insurance
               Company in the City of New York Directors..............  13
       (b)     Capital Maintenance Agreement of American International
               Group, Inc. ...........................................  10
       (c)     Agreement and Plan of Merger including the Charter of
               The United States Life Insurance Company in the City of
               New York...............................................  10


--------

1 Incorporated by reference to Initial Registration Statement to File Nos. 333-102137 and 811-08810, filed December 23, 2002, Accession No. 0000898430-02-
   004616.

2 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 11, File Nos. 333-102137 and 811-08810, filed on September 21, 2006,
   Accession No. 0000950124-06-005436.

3 Incorporated by reference to Post-Effective Amendment No. 13 and Amendment No. 14, File Nos. 333-102137 and 811-08810, filed on April 30, 2007,
   Accession No. 0000950124-07-002498.

4 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 4, File Nos. 333-146429 and 811-08810, filed on April 28, 2008, Accession No. 0000950148-08-000097.

5 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 4, File Nos. 333-157199 and 811-03859, filed on December 21, 2009, Accession No. 0000950123-09-072050.

6 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 7, File Nos. 333-146491 and 811-08810, filed on August 26, 2010, Accession No. 0000950123-10-081251.

7 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 4, File Nos. 333-157198 and 811-08810, filed on August 30, 2010, Accession No. 0000950123-10-082181.

8 Incorporated by reference to Pre-Effective Amendment 1 and Amendment No. 1, File Nos. 333-172004 and 811-08810, filed on April 27, 2011, Accession No. 0000950123-11-040083.

9 Incorporated by reference to Post-Effective Amendment 1 and Amendment No. 2, File Nos. 333-171493 and 811-04865-01, filed on May 2, 2011, Accession No.
   0001193125-11-120900.

10 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-
   104741.

11 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   178842 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-
   104743.

12 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-178841 and 811-08810, filed on January 20, 2012, Accession No. 0000950123-12-001054.

13 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   2, File Nos. 333-178842 and 811-08810 filed on April 30, 2012, Accession No. 0000950123-12-007275.


14 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   3, File Nos. 333-178842 and 811-08810 filed on July 13, 2012, Accession No. 0000950123-12-010018.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


                                    POSITIONS AND OFFICES WITH DEPOSITOR
NAMES AND PRINCIPAL BUSINESS        THE UNITED STATES LIFE INSURANCE COMPANY IN THE
ADDRESS                             CITY OF NEW YORK
----------------------------        --------------------------------------------------
Jay S. Wintrob(1).............      Director, Chairman, President and Chief Executive
                                    Officer
Bruce R. Abrams(2)............      Director, Divisional President
William J. Carr(4)............      Director
Mary Jane B. Fortin(5)........      Director, Divisional President, Executive Vice
                                    President and Chief Financial Officer
William J. Kane(6)............      Director
Scott H. Richland(7)..........      Director
R. Lawrence Roth(8)...........      Director
Jana W. Greer(9)..............      Divisional President
James A. Mallon(3)............      Divisional President
Steven D. Anderson(5).........      Senior Vice President and Assistance Controller
Robert M. Beuerlein(3)........      Senior Vice President and Chief and Appointed
                                    Actuary
Don W. Cummings(5)............      Senior Vice President and Controller
Terry B. Festervand(3)........      Senior Vice President and Treasurer
David Jorgensen(3)............      Senior Vice President
Glen D. Keller(4).............      Senior Vice President
Christine A. Nixon(1).........      Senior Vice President and Chief Legal Officer
Stephen J. Stone(9)...........      Senior Vice President
Gavin D. Friedman(1)..........      Vice President
Richard L. Gravette(3)........      Vice President and Assistant Treasurer
Julie Cotton Hearne(5)........      Vice President and Secretary
Sharla A. Jackson(5)..........      Vice President
W. Larry Mask(5)..............      Vice President, Real Estate Investment Officer &
                                    Assistant Secretary
T. Clay Spires(3).............      Vice President and Tax Officer
Jeanise L. Ryser(3)...........      Vice President
William P. Hayes(2)...........      Chief Compliance Officer
Lesli K. Martin (3)...........      Chief Anti-Money Laundering Officer
Deborah A. Gero(1)............      Chief Investment Officer
Becky A. Strom(3).............      Chief Privacy Officer
Larry Blews(3)................      Chief Compliance Officer, 38a-1
Debra L. Herzog(2)............      Assistant Secretary
Virginia N. Puzon(1)..........      Assistant Secretary
M. Carmen Rodriguez(2)........      Assistant Secretary

SunAmerica Retirement Markets Divisional Officers:
Jana W. Greer(9)..............      President of SunAmerica Retirement Markets, A
                                    Division of US Life
Mallary L. Reznik(1)..........      Senior Vice President and General Counsel
Timothy W. Still(9)...........      Senior Vice President
Edward T. Texeria(9)..........      Senior Vice President
William T. Devanney, Jr.(9)...      Senior Vice President
Larry Winderman(9)............      Senior Vice President
Manda Ghaferi(1)..............      Vice President
Rodney A. Haviland(9).........      Vice President
Monica F. Suryapranata(9).....      Vice President
Ana Ure(9)....................      Vice President and Compliance Officer



--------

(1)    1 SunAmerica Center, Los Angeles, California 90067-6121

(2)    2919 Allen Parkway, Houston, Texas 77019

(3)    2727 A-Allen Parkway, Houston, Texas 77019

(4)    147 Warrenton Drive, Houston, Texas 77024

(5)    2929 Allen Parkway, Houston, Texas 77019

(6)    10816 Andora Avenue, Chatsworth, California 91311




(7)    1685 Rico Place, Palos Verdes Estates, California 90274



(8)    One World Financial Center, 200 Liberty Street, New York, New York 10281



(9)    21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4901


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The United States Life Insurance Company in the City of New York ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-11-001369, filed on February 23, 2012. Exhibit 21 is incorporated herein by reference.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of September 4, 2012, the number of Polaris Choice IV contracts funded by FS Variable Separate Account was 472, of which 311 were qualified contracts and 161 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION


Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:


     SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
     Two
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Four
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Five
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Nine
     The United States Life Insurance Company in the City of New York -- FS Variable Separate Account
     The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account One
     The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Two
     The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Five
     Anchor Series Trust
     Seasons Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.
     SunAmerica Specialty Series

(b) Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck.........   Director
James T. Nichols.........   Director, President & Chief Executive Officer
Stephen A. Maginn(1).....   Director, Chief Distribution Officer
Frank Curran.............   Vice President, Controller, Financial Operation
                            Principal and Chief Financial Officer, Treasurer
Rebecca Snider...........   Chief Compliance Officer
John T. Genoy............   Vice President
Mallary L. Reznik(2).....   Vice President
Christine A. Nixon(2)....   Secretary
Virginia N. Puzon(2).....   Assistant Secretary



     --------

      * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6121.

(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at One World Financial Center, 200 Liberty Street, New York, New York 10281 or at The United States Life Insurance Company in the City of New York's Administrative Offices located at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4901.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 10th day of October, 2012.


                                        FS VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        By: THE UNITED STATES LIFE INSURANCE
                                            COMPANY
                                            IN THE CITY OF NEW YORK
                                            (On behalf of the Registrant and
                                            itself)

                                        By: /s/ DON W. CUMMINGS
                                            ------------------------------------
                                            DON W. CUMMINGS
                                            SENIOR VICE PRESIDENT AND
                                            CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

MARY JANE B. FORTIN*              Director, Executive Vice President     October 10, 2012
-----------------------------        and Chief Financial Officer
MARY JANE B. FORTIN

JANA W. GREER*                           Divisional President            October 10, 2012
-----------------------------       (Principal Executive Officer)
JANA W. GREER


BRUCE R. ABRAMS*                               Director                  October 10, 2012
-----------------------------
BRUCE R. ABRAMS


DON W. CUMMINGS*                  Senior Vice President & Controller     October 10, 2012
-----------------------------
DON W. CUMMINGS


WILLIAM J. CARR*                               Director                  October 10, 2012
-----------------------------
WILLIAM J. CARR


WILLIAM J. KANE*                               Director                  October 10, 2012
-----------------------------
WILLIAM J. KANE


SCOTT H. RICHLAND*                             Director                  October 10, 2012
-----------------------------
SCOTT H. RICHLAND


R. LAWRENCE ROTH*                              Director                  October 10, 2012
-----------------------------
R. LAWRENCE ROTH


/s/ MANDA GHAFERI                          Attorney-in-Fact              October 10, 2012
-----------------------------
*MANDA GHAFERI

                                  EXHIBIT INDEX


EXHIBIT
NO.                                     DESCRIPTION
-------                                 -----------
   (10)           Consents